22 Insurance contracts and contingencies (Details Narrative) - Other assets (non-current) [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Judicial deposits	R$ 1,451	R$ 804
Contingencies correspondent amount	R$ 53,499	R$ 6,690